UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 115.8%
AUSTRALIA 5.6%
ELECTRIC—REGULATED ELECTRIC 1.5%
Spark Infrastructure Group	15,978,654	$31,584,808
PIPELINES—C-CORP 0.8%
APA Group(a)	2,774,464	18,172,014
RAILWAYS 0.8%
Aurizon Holdings Ltd.	4,449,785	17,103,012
TOLL ROADS 2.5%
Transurban Group(a)	5,755,245	53,631,231
TOTAL AUSTRALIA		120,491,065
BRAZIL 3.3%
RAILWAYS 0.7%
Rumo SA(b)	3,856,651	14,722,041
WATER 2.6%
Cia de Saneamento Basico do Estado de Sao Paulo(a)	5,436,433	57,125,330
TOTAL BRAZIL		71,847,371
CANADA 7.6%
PIPELINES—C-CORP 5.9%
Enbridge(a)	528,935	22,094,243
Kinder Morgan Canada Ltd., 144A(c)	893,700	12,405,437
Pembina Pipeline Corp.	1,847,712	64,830,961
TransCanada Corp.(a)	580,328	28,682,691
		128,013,332
RAILWAYS 1.7%
Canadian Pacific Railway Ltd.(a)	212,443	35,683,273
TOTAL CANADA		163,696,605
CHINA 1.1%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)	15,242,000	23,336,361
FRANCE 4.5%
AIRPORTS 1.7%
Aeroports de Paris	234,443	37,905,675
TOLL ROADS 2.8%
Eiffage SA	302,160	31,283,976

	Number of Shares/Units	Value
Vinci SA	305,664	$29,045,658
		60,329,634
TOTAL FRANCE		98,235,309
GERMANY 1.0%
ELECTRIC—REGULATED ELECTRIC
Innogy SE, 144A(c)	494,023	21,986,226
HONG KONG 3.4%
ELECTRIC—REGULATED ELECTRIC 2.8%
CLP Holdings Ltd.	5,984,500	61,326,646
PIPELINES—C-CORP—INDUSTRIAL CONGLOMERATES 0.6%
Beijing Enterprises Holdings Ltd.	2,386,500	12,831,302
TOTAL HONG KONG		74,157,948
INDIA 0.1%
TOLL ROADS
IRB InvIT Fund, 144A(c)	2,050,000	2,987,439
ITALY 5.1%
COMMUNICATIONS—TOWERS 2.2%
Ei Towers S.p.A.(a)	233,441	13,808,995
Infrastrutture Wireless Italiane S.p.A., 144A(c)	4,969,433	32,890,899
		46,699,894
TOLL ROADS 2.9%
Atlantia S.p.A.(a)	2,003,652	63,252,407
TOTAL ITALY		109,952,301
JAPAN 7.2%
ELECTRIC—INTEGRATED ELECTRIC 2.3%
Kyushu Electric Power Co.	2,352,800	24,986,412
Tohoku Electric Power Co.	1,864,400	23,709,899
		48,696,311
GAS DISTRIBUTION 0.8%
Tokyo Gas Co., Ltd.(a)	744,200	18,240,423
RAILWAYS 4.1%
Central Japan Railway Co.(a)	267,199	46,850,356

	Number of Shares/Units	Value
West Japan Railway Co.	590,000	$41,012,930
		87,863,286
TOTAL JAPAN		154,800,020
MEXICO 2.2%
AIRPORTS 1.5%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,209,302	32,868,469
TOLL ROADS 0.7%
OHL Mexico SAB de CV(a)	10,298,002	13,934,254
TOTAL MEXICO		46,802,723
NEW ZEALAND 1.8%
AIRPORTS
Auckland International Airport Ltd.(a)	8,575,265	39,888,814
SPAIN 3.8%
ELECTRIC—REGULATED ELECTRIC 1.1%
Red Electrica Corp. SA	1,156,710	24,307,322
TOLL ROADS 2.7%
Abertis Infraestructuras SA	646,380	13,063,661
Ferrovial SA	2,051,353	45,156,217
		58,219,878
TOTAL SPAIN		82,527,200
SWITZERLAND 1.4%
AIRPORTS
Flughafen Zuerich AG(a)	133,100	30,101,616
THAILAND 1.8%
AIRPORTS
Airports of Thailand PCL	22,282,200	39,419,784
UNITED KINGDOM 2.5%
ELECTRIC—REGULATED ELECTRIC 1.6%
National Grid PLC	2,742,655	33,980,493
WATER 0.9%
United Utilities Group PLC(a)	1,666,007	19,076,271
TOTAL UNITED KINGDOM		53,056,764
UNITED STATES 63.4%
COMMUNICATIONS—TOWERS 11.7%
American Tower Corp.(a),(d)	841,084	114,959,361
Crown Castle International Corp.(a),(d)	1,376,617	137,634,168

	Number of Shares/Units	Value
		$252,593,529
DIVERSIFIED 1.5%
Macquarie Infrastructure Co. LLC(a),(d)	452,548	32,664,915
ELECTRIC 25.3%
INTEGRATED ELECTRIC 7.1%
NextEra Energy(a),(d)	876,221	128,410,187
Pattern Energy Group(a),(d)	1,065,828	25,686,455
		154,096,642
REGULATED ELECTRIC 18.2%
Alliant Energy Corp.(a),(d)	1,026,803	42,684,201
CMS Energy Corp.(a),(d)	665,748	30,837,447
DTE Energy Co.(a),(d)	323,925	34,776,588
Edison International(a),(d)	823,711	63,565,778
Great Plains Energy(a),(d)	1,094,437	33,161,441
PG&E Corp.(a),(d)	881,185	59,999,887
WEC Energy Group(a),(d)	902,182	56,638,986
Xcel Energy(a),(d)	1,500,846	71,020,033
		392,684,361
TOTAL ELECTRIC		546,781,003
GAS DISTRIBUTION 8.1%
Atmos Energy Corp.(a),(d)	656,272	55,021,845
NiSource(a),(d)	1,498,390	38,343,800
Sempra Energy(a),(d)	719,708	82,140,274
		175,505,919
PIPELINES 8.9%
PIPELINES—C-CORP 8.4%
Antero Midstream GP LP(a)	682,685	13,974,562
Cheniere Energy(a),(b),(d)	1,048,885	47,241,781
Kinder Morgan(a),(d)	3,821,556	73,297,444
ONEOK(a)	835,396	46,289,292
		180,803,079
PIPELINES—MLP 0.5%
Hess Midstream Partners LP(a),(d)	465,455	10,226,046
TOTAL PIPELINES		191,029,125
RAILWAYS 5.3%
CSX Corp.(a),(d)	910,502	49,403,838

	Number of Shares/Units	Value
Union Pacific Corp.(a),(d)	560,445	$64,994,807
		114,398,645
WATER 2.6%
American Water Works Co.(a),(d)	693,350	56,098,948
TOTAL UNITED STATES		1,369,072,084
TOTAL COMMON STOCK (Identified cost—$1,943,174,250)		2,502,359,630
PREFERRED SECURITIES—$25 PAR VALUE 6.9%
UNITED KINGDOM 0.1%
BANKS
National Westminster Bank PLC, 7.763%, Series C (USD)(a),(e)	99,643	2,541,893
UNITED STATES 6.8%
BANKS 3.2%
Bank of America Corp., 6.20%, Series CC(e)	112,525	3,007,793
Bank of America Corp., 6.00%, Series EE(e)	150,000	3,988,500
Bank of America Corp., 6.50%, Series Y(a),(e)	212,456	5,723,565
BB&T Corp., 5.625%(e)	104,332	2,780,448
Capital One Financial Corp., 6.70%, Series D(e)	85,183	2,314,422
Capital One Financial Corp., 5.20%, Series G(e)	52,780	1,328,473
Capital One Financial Corp., 6.00%, Series H(e)	54,285	1,446,695
Citigroup, 6.875% to 11/15/23, Series K (e),(f)	127,834	3,705,908
Citigroup, 6.30%, Series S(e)	147,743	4,015,655
GMAC Capital Trust I, 7.10%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)(g)	174,902	4,617,413
Huntington Bancshares, 6.25%, Series D(e)	73,122	2,005,005
JPMorgan Chase & Co., 6.10%, Series AA(a),(d),(e)	196,847	5,306,995
JPMorgan Chase & Co., 6.125%, Series Y(a),(e)	180,722	4,834,313
New York Community Bancorp, 6.375% to 3/07/27, Series A (a),(e),(f)	107,293	3,131,883
Regions Financial Corp., 6.375% to 9/15/24, Series B (a),(d),(e),(f)	98,085	2,803,269
Wells Fargo & Co, 5.25%, Series P(e)	100,000	2,533,000
Wells Fargo & Co., 5.85% to 9/15/23, Series Q (a),(e),(f)	150,000	4,092,000
Wells Fargo & Co., 6.00%, Series T(a),(e)	150,000	3,931,500
Wells Fargo & Co., 5.70%, Series W(a),(d),(e)	168,039	4,369,014
Wells Fargo & Co., 5.625%, Series Y(e)	99,275	2,600,012
		68,535,863

	Number of Shares/Units	Value
ELECTRIC 0.9%
INTEGRATED ELECTRIC 0.7%
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(a),(f)	234,338	$6,669,845
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K(a)	163,056	4,164,450
Southern Co./The, 6.25%, due 10/15/75(a),(d)	193,189	5,293,379
		16,127,674
REGULATED ELECTRIC 0.2%
DTE Energy Co., 5.375%, due 6/1/76, Series B(a)	156,011	4,032,885
TOTAL ELECTRIC		20,160,559
FINANCIAL 0.7%
DIVERSIFIED FINANCIAL SERVICES 0.1%
KKR & Co. LP, 6.75%, Series A(a),(e)	112,000	3,059,840
INVESTMENT BANKER/BROKER 0.6%
Charles Schwab Corp./The, 5.95%, Series D(a),(e)	72,943	1,979,673
Morgan Stanley, 6.875% to 1/15/24, Series F (e),(f)	141,847	4,097,960
Morgan Stanley, 6.375% to 10/15/24, Series I (e),(f)	125,000	3,542,500
Morgan Stanley, 5.85% to 4/15/27, Series K (e),(f)	99,200	2,712,128
		12,332,261
TOTAL FINANCIAL		15,392,101
INDUSTRIALS—CHEMICALS 0.4%
CHS, 7.10% to 3/31/24, Series II (e),(f)	135,283	3,924,560
CHS, 6.75% to 9/30/24(a),(e),(f)	137,935	3,800,109
		7,724,669
INSURANCE 0.2%
LIFE/HEALTH INSURANCE 0.1%
Prudential Financial, 5.75%, due 12/15/52	48,826	1,249,457
MULTI-LINE 0.1%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	2,097,866
TOTAL INSURANCE		3,347,323
INTEGRATED TELECOMMUNICATIONS SERVICES 0.1%
Qwest Corp., 6.75%, due 6/15/57	84,813	2,161,883
PIPELINES 0.1%
NuStar Energy LP, 7.625% to 6/15/22, Series B (e),(f)	80,000	2,060,000
REAL ESTATE—DIVERSIFIED 0.6%
CoreSite Realty Corp., 7.25%, Series A(a),(e)	99,000	2,525,490

	Number of Shares/Units	Value
Retail Properties of America, 7.00%, Series A(e)	99,400	$2,534,700
Saul Centers, 6.875%, Series C(e)	79,140	2,031,524
VEREIT, 6.70%, Series F(a),(e)	246,816	6,350,575
		13,442,289
TECHNOLOGY—SOFTWARE 0.1%
eBay, 6.00%, due 2/1/56(a)	95,400	2,578,662
UTILITIES 0.5%
Dominion Resources, 5.25%, due 7/30/76, Series A	179,006	4,616,565
SCE Trust IV, 5.375% to 9/15/25, Series J (e),(f)	111,918	3,040,812
SCE Trust VI, 5.00%(e)	104,000	2,639,520
		10,296,897
TOTAL UNITED STATES		145,700,246
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$138,209,127)		148,242,139

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 15.0%
AUSTRALIA 0.7%
BANKS 0.3%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (USD)(a),(c),(d),(e),(f)	$4,000,000	4,530,000
Macquarie Bank Ltd./London, 6.125% to 3/08/27, 144A (USD)(a),(c),(e),(f)	1,600,000	1,659,520
		6,189,520
INSURANCE-PROPERTY CASUALTY 0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(f)	4,000,000	4,513,880
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(f)	1,800,000	1,948,367
		6,462,247
MATERIAL—METALS & MINING 0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/19/25, due 10/19/75, 144A (USD)(c),(f)	2,000,000	2,360,000
TOTAL AUSTRALIA		15,011,767

	Principal Amount	Value
CANADA 1.0%
PIPELINES 0.6%
Enbridge, 5.50% to 7/15/27, due 7/15/77 (USD)(f)	$1,600,000	$1,624,000
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(a),(d),(f)	4,990,000	5,426,625
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (USD)(f)	2,475,000	2,538,422
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (USD)(f)	2,000,000	2,126,000
		11,715,047
UTILITIES—ELECTRIC UTILITIES 0.4%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(a),(f)	8,250,000	9,425,625
TOTAL CANADA		21,140,672
DENMARK 0.1%
BANKS
Danske Bank A/S, 6.125% to 3/28/24 (USD)(e)	2,600,000	2,796,352
FRANCE 0.9%
BANKS 0.7%
BNP Paribas, 7.195% to 6/25/37, 144A (USD)(a),(c),(e),(f)	3,000,000	3,528,750
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(c),(e),(f)	1,800,000	2,036,250
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(a),(c),(e),(f)	3,800,000	4,184,750
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(a),(c),(e),(f)	2,950,000	3,499,499
Societe Generale SA, 7.375% to 9/13/21, 144A (USD)(a),(c),(e),(f)	2,600,000	2,821,000
		16,070,249
INSURANCE—LIFE/HEALTH INSURANCE 0.2%
La Mondiale Vie, 7.625% to 4/23/19 (USD)(e),(f)	3,250,000	3,468,254
TOTAL FRANCE		19,538,503
GERMANY 0.2%
BANKS
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(a),(c),(d)	3,088,000	3,976,989
ITALY 0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75% to 9/24/2023, due 9/24/73, 144A (USD)(a),(c),(f)	8,635,000	10,480,731

	Principal Amount	Value
JAPAN 0.8%
INSURANCE—LIFE/HEALTH INSURANCE 0.5%
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (USD)(a),(c),(e),(f)	$2,000,000	$2,150,000
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 144A (USD)(a),(c),(d),(f)	3,600,000	3,916,800
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 144A (USD)(a),(c),(f)	5,000,000	5,368,750
		11,435,550
INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
SoftBank Group Corp., 6.00% to 7/19/23 (USD)(e),(f)	1,100,000	1,112,936
SoftBank Group Corp., 6.875% to 7/19/27 (USD)(e),(f)	3,900,000	4,022,265
		5,135,201
TOTAL JAPAN		16,570,751
NETHERLANDS 0.7%
BANKS 0.6%
ING Groep N.V., 6.875% to 4/16/22 (USD)(e),(f)	3,600,000	3,888,173
Rabobank Nederland, 11.00% to 6/30/19, 144A (USD)(a),(c),(e),(f)	8,120,000	9,206,050
		13,094,223
INSURANCE—LIFE/HEALTH INSURANCE 0.1%
Demeter BV (Swiss Re Ltd.), 5.75% to 8/15/25, due 8/15/50 (USD) (f)	2,200,000	2,387,000
TOTAL NETHERLANDS		15,481,223
NORWAY 0.2%
BANKS
DNB Bank ASA, 6.50% to 3/26/22 (USD)(e),(f)	3,000,000	3,220,311
SPAIN 0.1%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 9.00% to 5/9/18 (USD)(e),(f)	2,400,000	2,488,200
SWEDEN 0.1%
BANKS
Swedbank AB, 6.00% to 3/17/22 (USD)(e),(f)	3,000,000	3,190,554

	Principal Amount		Value
SWITZERLAND 1.0%
BANKS 0.8%
Credit Suisse Group AG, 7.125% to 7/29/22 (USD)(e),(f)	$4,800,000		$5,184,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (USD)(c),(e),(f)	2,391,000		2,708,235
UBS Group AG, 6.875% to 3/22/21 (USD)(e),(f)	1,800,000		1,936,406
UBS Group AG, 7.125% to 2/19/20 (USD)(e),(f)	5,046,000		5,374,172
UBS Group AG, 7.125% to 8/10/21 (USD)(e),(f)	1,600,000		1,736,395
			16,939,208
INSURANCE—REINSURANCE 0.2%
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (USD)(e),(f)	4,000,000		4,200,372
TOTAL SWITZERLAND			21,139,580
UNITED KINGDOM 2.7%
BANKS
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f)	2,600,000		2,837,253
Barclays PLC, 8.25% to 12/15/18 (USD)(a),(e),(f)	4,161,000		4,404,106
HBOS Capital Funding LP, 6.85% (USD)(e)	2,400,000		2,463,000
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (USD)(a),(c),(e),(f)	9,750,000		15,520,830
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(e),(f)	1,400,000		1,505,434
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(a),(e),(f)	3,800,000		4,146,750
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(a),(e),(f)	4,334,000		4,870,333
Nationwide Building Society, 10.25%(e)	6,030,000		12,605,106
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (USD)(a),(e),(f)	2,004,000		2,556,102
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (USD)(a),(e),(f)	7,400,000		8,223,250
TOTAL UNITED KINGDOM			59,132,164
UNITED STATES 6.0%
BANKS 2.8%
AgriBank FCB, 6.875% to 1/1/24(a),(e),(f)	37,000	†	4,090,813
Bank of America Corp., 6.10%, to 3/17/25 Series AA (e),(f)	1,013,000		1,118,099
Bank of America Corp., 6.30% to 3/10/26, Series DD (a),(e),(f)	4,500,000		5,096,250
Bank of America Corp., 6.50% to 10/23/24, Series Z (a),(e),(f)	3,169,000		3,586,912
Citigroup, 6.125% to 11/15/20, Series R (a),(e),(f)	1,225,000		1,312,281
Citigroup, 6.25% to 8/15/26, Series T(a),(e),(f)	3,100,000		3,491,375
CoBank ACB, 6.25% to 10/1/22, Series F, 144A (a),(c),(e),(f)	52,500	†	5,655,237
CoBank ACB, 6.25% to 10/1/26, Series I (a),(e),(f)	2,866,000		3,169,529
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A (a),(c),(e),(f)	35,300	†	3,883,000

	Principal Amount		Value
Farm Credit Bank of Texas, 10.00%, 144A, Series I(a),(c),(e)	$7,000	†	$8,557,500
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S (a),(e),(f)	6,000,000		6,870,360
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X (e),(f)	3,000,000		3,314,970
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z (e),(f)	1,850,000		1,933,250
PNC Financial Services Group, 6.75% to 8/1/21(e),(f)	3,000,000		3,378,750
Wells Fargo & Co., 5.875% to 6/15/25, Series U (a),(e),(f)	2,320,000		2,585,060
Wells Fargo Capital X, 5.95%, due 12/1/86, (TruPS)	2,830,000		3,197,900
			61,241,286
COMMUNICATIONS—TOWERS 0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(a)	7,400	†	7,903,200

ELECTRIC 0.4%
INTEGRATED ELECTRIC 0.2%
Southern California Edison Co., 6.25% to 2/1/22, Series E (e),(f)	4,150,000		4,627,250
REGULATED ELECTRIC 0.2%
Southern Co./The, 5.50% to 3/15/2022, due 3/15/57 Series B (f)	3,000,000		3,176,186
TOTAL ELECTRIC			7,803,436
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.1%
National Rural Utilities Cooperative Finance Corp., 5.25% to 4/20/2026, due 4/20/46(f)	2,304,000		2,458,047
FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(a),(c),(e),(h)	60,000	†	6,373,128
INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.3%
General Electric Co., 5.00% to 1/21/21, Series D (a),(d),(e),(f)	5,407,000		5,725,743
INSURANCE 1.2%
LIFE/HEALTH INSURANCE 1.0%
MetLife, 9.25%, due 4/8/38, 144A(a),(c)	6,500,000		9,668,750
MetLife, 5.25% to 6/15/20, Series C (e),(f)	5,200,000		5,373,992
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(c),(d)	4,500,000		6,052,500
			21,095,242
PROPERTY CASUALTY 0.2%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(a),(c)	4,500,000		5,692,500

	Principal Amount		Value
TOTAL INSURANCE			$26,787,742
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(c)	$8,989	†	10,427,240
PIPELINES 0.0%
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77 Series E (f)	536,000		542,030
TOTAL UNITED STATES			129,261,852
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$285,710,397)			323,429,649

		Number of Shares
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(i)		26,300,000	26,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$26,300,000)			26,300,000
TOTAL INVESTMENTS (Identified cost—$2,393,393,774)	138.9%		3,000,331,418
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.9)		(840,112,220)
NET ASSETS (Equivalent to $25.32 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$2,160,219,198

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

† Represents shares.

(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,777,134,707 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $204,528,010 or 9.5% of the net assets of the Fund, of which 0.0% are illiquid.
(d)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $763,008,029 in aggregate has been rehypothecated.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)	Variable rate. Rate shown is in effect at September 30, 2017.
(h)	Security value is determined based on significant unobservable inputs (Level 3).
(i)	Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Managed Assets
Electric (Common)	25.5
Pipelines (Common)	11.7
Communications (Common)	9.9
Toll Roads (Common)	9.2
Railways (Common)	9.0
Gas Distribution (Common)	6.4
Airports (Common)	6.0
Water (Common)	4.4
Banks (Preferred)	4.3
Banks—Foreign (Preferred)	4.3
Other	2.7
Insurance (Preferred)	1.9
Diversified (Common)	1.1
Utilities (Preferred)	1.0
Electric (Preferred)	0.9
Financial (Preferred)	0.6
Integrated Telecommunications Services (Preferred)	0.6
Pipelines (Preferred)	0.5
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$2,502,359,630	$2,502,359,630	$—	$—
Preferred Securities - $25 Par Value:
United States	145,700,246	139,030,401	6,669,845	—
Other Countries	2,541,893	2,541,893	—	—
Preferred Securities - Capital Securities:
United States	129,261,852	7,903,200	114,985,524	6,373,128
Other Countries	194,167,797	—	194,167,797	—
Short-Term Investments	26,300,000	—	26,300,000	—
Total Investments(a)	$3,000,331,418	$2,651,835,124	$342,123,166	$6,373,128	(b)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service.  The inputs for these securities are not readily available or cannot be reasonably estimated.  A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities- Capital Securities - United States
Balance as of December 31, 2016	$6,275,628
Change in unrealized appreciation (depreciation)	97,500
Balance as of September 30, 2017	$6,373,128

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $97,500.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017